     As filed with the Securities and Exchange Commission on July 30, 2012



                                                            File Nos. 333-176698

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []

                        Post-Effective Amendment No. 5                       [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]


                               Amendment No. 451


                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

                              (Name of Depositor)

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                    MetLife Investors USA Insurance Company

                                c/o 501 Route 22

                             Bridgewater, NJ 08807


                                  COPIES TO:

                                W. Thomas Conner


                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                          Washington, D.C. 20005-3373


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on August 20, 2012 pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[x]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

    This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 4 to Registration Statement File No. 333-176698 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on June 1, 2012. Post-Effective Amendment No. 4 was scheduled to become effective on July 31, 2012. The contents of Post-Effective Amendment No. 4 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 5 is intended to become effective on August 20, 2012.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on this 27th day of July 2012.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President



    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 27, 2012.



/s/ Eric T. Steigerwalt*
--------------------------------   Chairman of the Board, President and Chief Executive
Eric T. Steigerwalt                Officer
/s/ James. J. Reilly*
--------------------------------   Vice President-Finance (principal financial officer and
James J. Reilly                    principal accounting officer)
/s/ Susan A. Buffum*
--------------------------------
Susan A. Buffum                    Director
/s/ George Foulke*
--------------------------------
George Foulke                      Director
/s/ Elizabeth M. Forget*
--------------------------------
Elizabeth M. Forget                Director and Executive Vice President
/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Director and Vice President
/s/ Bennett D. Kleinberg*
--------------------------------
Bennett D. Kleinberg               Director and Vice President

--------------------------------
Lisa S. Kuklinski                  Director and Vice President

--------------------------------
Mark E. Rosenthal                  Director
/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          July 27, 2012


MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-176698/811-03365) filed as Exhibit 13 on October 4, 2011, except for the power of attorney for Eric T. Steigerwalt incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-176698/811-03365) filed as
Exhibit 13(ii) on June 1, 2012.